AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
PLATINUM INVESTOR® III
PLATINUM INVESTOR® IV
PLATINUM INVESTOR® PLUS
VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
SUPPLEMENT DATED FEBRUARY 1, 2008
TO PROSPECTUSES DATED MAY 1, 2007
AS SUPPLEMENTED SEPTEMBER 19, 2007

PLEASE NOTE THIS CHANGE TO THE ADDRESS FOR EXPRESS
 DELIVERIES OF PREMIUM PAYMENTS FOR YOUR VARIABLE
 UNIVERSAL LIFE INSURANCE POLICY

          American General Life Insurance Company is amending certain of its variable universal life insurance Policy prospectuses for the sole purpose of updating the mailing address for express deliveries of premium payments.

          The new mailing address for express deliveries of premium payments is:

Payment Processing Center
8430 W Bryn Mawr Ave
3rd Floor Lockbox 0842
Chicago, IL 60631

          While this address change is effective immediately, express deliveries sent to the former express delivery address will be accepted until June 1, 2008. After June 1, 2008, any express deliveries sent to the former express delivery address will be returned to sender.

          If you have any questions, please call us at 1-800-340-2765.